Short-Term Investments	12 Months Ended
Dec. 31, 2010
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS
4. SHORT-TERM INVESTMENTS
Short-term investments consisted of the following as of December 31, 2009 and December 31, 2010:

	December 31, 2010
		Unrealized	Estimated Fair	Estimated Fair
	Carrying Value	Gains/(Losses)	Value	Value
	(RMB)	(RMB)	(RMB)	(US$)
Held-to-maturity securities
- Fixed rate time deposits	1,403,362,000	—	1,403,362,000	212,630,606
- Investment contract		—
- New China Trust (1)	500,000,000	—	500,000,000	75,757,575
- Shanghai Lingang and Anhui Hailuo (2)	1,350,000,000	—	1,350,000,000	204,545,455

Total short-term investments	3,253,362,000	—	3,253,362,000	492,933,636

	December 31, 2009
		Unrealized	Estimated Fair	Estimated Fair
	Carrying Value	Gains/(Losses)	Value	Value
	(RMB)	(RMB)	(RMB)	(US$)
Held-to-maturity securities
- Fixed rate time deposits	3,802,050,000	—	3,802,050,000	557,003,472

Total short-term investments	3,802,050,000	—	3,802,050,000	557,003,472

(1)	On August 21, 2009, the Group entered into a two year investment contract amounting to RMB500,000,000 with a fixed quarterly yield of 1.5% (6% per annum) with New China Trust. The investment contract is secured by 45,040,000 A-shares of Shanghai Pudong Development Bank (“PDB”), a company that is listed on the Shanghai Stock Exchange. Management has accounted for this investment as short-term investment held-to-maturity in accordance with ASC 320-10 at amortized cost adjusted for any related premiums (discounts) over the estimate remaining period until maturity. Since the investment is due to mature on August 21, 2011, the New China Trust held-to-maturity investment was reclassified to current assets from non-current assets as of December 31, 2010. There were no impairment indicators present associated with this investment at December 31, 2009 and 2010.

(2)	On December 24, 2010, the Company entered into investment contracts with Shanghai Lingang and Anhui Hailuo amounting to RMB850,000,000 and RMB 500,000,000, respectively, with fixed interests of 4.0% and 4.2% per annum, respectively and maturity of 150 days and 157 days, respectively. The principal amounts of the Shanghai Lingang and Anhui Hailuo investment contracts are wholly guaranteed by China Minsheng Banking Corp. Ltd, a company that is listed on both the Shanghai and Hong Kong Stock Exchange. Management has accounted for these investment contracts as short-term investments held-to-maturity in accordance with ASC 320-10 at amortized cost adjusted for any related premiums (discounts) over the estimate remaining period until maturity. There was no impairment indicators present associated with these investment contracts at December 31, 2010.
The Company recorded interest income related to its short-term investments amounting to RMB136,097,898 (US$20,620,894) for the year ended December 31, 2010 (2009: RMB102,200,467, 2008: RMB46,124,136) in the consolidated statements of operations and comprehensive income.